Intangible assets - Narrative (Details) € in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Apr. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Apr. 30, 2022 EUR (€)
Disclosure of detailed information about business combination [line items]
Increase in goodwill		€ 1,164
Increase in goodwill due to exchange differences and other items		643
Impairment loss recognised in profit or loss, goodwill		€ 0
Ebury
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 173		€ 206
Proportion of ownership interest in subsidiary (in percentage)	66.50%